================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. 1                      [X]

                         Post-Effective Amendment No. __                     [ ]

                        (Check appropriate box or boxes)

                                   ----------

                          TRUST FOR INVESTMENT MANAGERS
               (Exact Name of Registrant as Specified in Charter)
                                 (626) 852-1033
                        (Area code and Telephone Number)

                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
          (Address of Principal Executive Offices, including Zip Code)

                               Robert H. Wadsworth
                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
                     (Name and Address of Agent for Service)

                             Copy to: Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                          Los Angeles, California 90071

                                   ----------

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

                                   ----------

  The registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   ----------


      Title of Securities Being Registered: Shares of Beneficial Interest.
    No filing fee is required because of Registrant's reliance on Rule 24f-2.


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
                              STOCKJUNGLE.COM TRUST
                   StockJungle.com Market Leaders Growth Fund
                     StockJungle.com Pure Play Internet Fund
                   StockJungle.com Community Intelligence Fund

                            NOTICE OF SPECIAL MEETING
                        To Be Held on [__________], 2000

     A Special Meeting (the "MEETING") of shareholders of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund (collectively, the "FUNDS") will be held on [__________], 2000, at 10:00 a.m., Pacific Time, at the offices of StockJungle.com Trust, 5750 Wilshire Boulevard - Suite 560, Los Angeles, California 90036.

     At the Meeting, the shareholders of the Funds will be asked to consider and vote on a proposed reorganization of the Funds into identical, newly created portfolios (the "NEW FUNDS") of the Trust for Investment Managers ("TIM") and such other business as may properly come before the Meeting or any adjournments. Although the New Funds will be identical to the existing Funds in most respects, the New Funds will pay some operating expenses not presently paid by the Funds.

     The Board of Trustees has unanimously approved the proposed reorganization and recommends that you vote FOR the proposal. Please read the accompanying Combined Proxy Statement and Prospectus for a more complete discussion of the proposed reorganization.


                                        By Order of the Board of Trustees
                                        Michael J. Witz, President

[__________], 2000


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Who can vote?

Any person owning shares of a Fund on [__________], 2000.

Why should I bother to vote?

YOUR VOTE IS IMPORTANT. If the Funds do not receive enough votes, they will have additional expenses to mail proxies again or solicit shareholders by telephone so the Meeting can take place.

How can I vote?

-    By the INTERNET - Go to the website at [__________].
-    By FAX - Vote, sign, and fax the enclosed ballot to [__________].
- By MAIL - Vote, sign, and mail the enclosed ballot in the envelope provided.
-    By PHONE - Call [__________], extension [_____].
- IN PERSON at the Meeting - If you attend the Meeting in person, you may change your vote at that time.

Questions?

Call us at [1-800-__________], extension [_____].
--------------------------------------------------------------------------------

                              STOCKJUNGLE.COM TRUST
                          TRUST FOR INVESTMENT MANAGERS

                   StockJungle.com Market Leaders Growth Fund
                     StockJungle.com Pure Play Internet Fund
                   StockJungle.com Community Intelligence Fund

                     COMBINED PROXY STATEMENT AND PROSPECTUS

     The Board of Trustees of StockJungle.com Trust (referred to below as "SJ Trust") is soliciting the enclosed proxy in connection with a Special Meeting (the "MEETING") of shareholders of the portfolios of SJ Trust. The portfolios are the StockJungle.com Market Leaders Growth Fund ("GROWTH FUND"), StockJungle.com Pure Play Internet Fund ("INTERNET FUND"), and StockJungle.com Community Intelligence Fund ("COMMUNITY FUND"). These portfolios are sometimes referred to below as the "Funds." The Meeting will be held on [__________], 2000 at 10:00 a.m. Pacific Time at 5750 Wilshire Boulevard - Suite 560, Los Angeles, California.

     The Meeting is being called to consider the proposed reorganization of the Funds into identical, newly created portfolios (the "NEW FUNDS") of Trust for Investment Managers ("TIM"), and to transact such other business as may properly come before the Meeting or any adjournments. SJ Trust, a Massachusetts business trust, and TIM, a Delaware business trust, both are open-end management investment companies (referred to generally as "mutual funds").


     The investment objectives and policies of each of the New Funds are identical to those of the corresponding Funds. The investment adviser of the New Funds is StockJungle.com Investment Advisers, Inc. (the "ADVISER"), which currently serves as adviser to the Funds. However, the normal operating expenses of each New Fund will be limited by the Adviser to 1.45% of average annual net assets, compared to 1.00% for the existing Funds .


     This Combined Proxy Statement and Prospectus (the "PROXY STATEMENT") is furnished to the shareholders of each Fund on behalf of SJ Trust's Board of Trustees in connection with the Funds' solicitation of voting instructions for use at the Meeting. This Proxy Statement is being mailed to shareholders of the Funds on or about [__________], 2000.

--------------------------------------------------------------------------------

     This Proxy Statement is organized as follows:

     1.   Summary of Proxy Statement - begins on page 3.

     2.   Proposed Reorganization of the Funds - begins on page 9.

     3.   Voting and Meeting Procedures - begins on page 16.

     4.   General Information - begins on page 18.
--------------------------------------------------------------------------------

     The New Funds will have the same names as the existing Funds. To avoid confusion, the New Funds are referred to below as the "NEW GROWTH FUND," "NEW INTERNET FUND," and "NEW COMMUNITY FUND," respectively.

     A prospectus for the New Funds (the "PROSPECTUS") accompanies and is incorporated into this Proxy Statement. This Proxy Statement and the Prospectus set forth concisely the information about the proposed reorganization that you should know before voting on the proposed reorganization. You should retain them for future reference.

     Additional information about TIM has been filed with the Securities and Exchange Commission (the "COMMISSION"). You can review it at the Public Reference Room of the Commission (for hours of operation, call 1-202-942-8090). You may retrieve text-only copies at no charge from the "EDGAR" database on the Commission's website at http://www.sec.gov. You also may get such copies for a fee by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail to the Commission at publicinfo@sec.com.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Dated:  __________, 2000

                           SUMMARY OF PROXY STATEMENT

     The Board of Trustees of SJ Trust has approved a plan to reorganize the Funds into the New Funds. The New Funds are portfolios of TIM, a registered investment company with multiple portfolios advised by a variety of independent investment advisers. TIM is sponsored and administered by Investment Company Administration L.L.C. ("ICA") to permit smaller advisers to offer the benefits of mutual fund portfolios to their clients. Fund management believes that reorganizing the Funds as part of the TIM fund group with other portfolios may in the long run reduce certain expenses paid by shareholders (such as securities registration fees, legal fees, insurance costs and trustee fees and expenses), as economies of scale may result when Fund assets are aggregated with assets of other TIM portfolios by spreading such expenses over a larger asset base.


COMPARISON OF FEES AND EXPENSES

     The normal operating expenses of each New Fund will be limited by the Adviser to 1.45% of average annual net assets, compared to 1.00% for the existing Funds.

     TIM has adopted a shareholder service plan under which the New Funds will pay expenses of the Adviser and others associated with servicing of shareholders of the New Funds up to 0.25% of the New Funds' average annual net assets. In comparison, SJ Trust has no such plan.

     The Investment Advisory Agreement between the Adviser and the New Funds provides that each New Fund pays an advisory fee at the annual rate of 1.00% of the New Fund's average net assets, and other normal New Fund operating expenses, except that the Adviser is contractually obligated to reimburse each New Fund for all operating expenses (other than brokerage commissions and extraordinary expenses) over 1.45% of the New Fund's average net assets for the term of the Agreement (currently through ________, 2002). In comparison, under the current Investment Advisory Agreement between the Adviser and the Funds, the Funds pay the Adviser a 1.00% advisory fee, but the Adviser pays all the Funds' normal operating expenses (other than brokerage commissions and extraordinary expenses), effectively capping annual expenses at 1.00%.

     However, before management of SJ Trust had suggested the possibility of reorganizing SJ Trust to its Board of Trustees, the Board had adopted a shareholder service plan for the Funds similar to the plan adopted for the New Funds, and had approved an increase in the expense cap of the Funds to 1.45% (subject to approval of the shareholders of the Funds). Thus, if for any reason the reorganization is not approved by the shareholders of the Funds, the Board intends to hold another special meeting of shareholders to approve an amendment to the Funds' current Investment Advisory Agreement to increase the expense cap for the Funds to 1.45%.

     The following table compares the annual operating expenses of each Fund with the corresponding New Fund.

Annual Fund Operating Expenses           Market Leaders          Pure Play            Community
(expenses deducted from Fund assets)      Growth Fund          Internet Fund       Intelligence Fund
                                       ------------------    ------------------    ------------------
                                       Existing     New      Existing     New      Existing     New
                                       --------    ------    --------    ------    --------    ------
Management Fee*                          1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
Distribution (12b-1) Fee**               None       None       None       None       None       None
Other Expenses**                         0.00%     25.97%      0.00%     16.79%      0.00%      5.98%
Total Annual Operating Expenses**        1.00%     26.97%      1.00%     17.79%      1.00%      6.98%
Fee Waivers and Expense
Reimbursements***                        None     -25.52%      None     -16.34%      None      -5.53%
Net Expenses***                          1.00%      1.45%      1.00%      1.45%      1.00%      1.45%

----------
* The "Management Fee" is an annual fee, payable monthly out of each Fund's net assets.

** "Other Expenses" for each Fund, and thus "Total Annual Fund Operating Expenses" for each Fund, are estimates and may be higher or lower than shown above.

*** The Adviser charges the existing Funds an all-inclusive 1.00% Management Fee and pays all of the expenses of the Funds (other than brokerage commissions and extraordinary costs). The New Funds' Investment Advisory Agreement contractually requires the Adviser to limit its fees or reimburse each New Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.45% for the term of the Agreement (currently through ______, 2002).

     The following example compares the cost of investing in the New Funds with the cost of investing in the existing Funds. The example assumes that:

     *    you invest $10,000 the time periods indicated;

     *    your investment has a 5% return each year;

     *    Fund operating expenses remain the same; and

     *    you redeem your shares at the end of the relevant period.

Although your actual costs may be
higher or lower, based on these
assumptions your costs would be as
follows:                                             1 Year          3 Years
                                                     ------          -------
Market Leaders Growth Fund
  Existing                                            $102             $318
  New                                                 $147             $458

Pure Play Internet Fund
  Existing                                            $102             $318
  New                                                 $147             $458

Community Intelligence Fund
  Existing                                            $102             $318
  New                                                 $147             $458


COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each of the New Funds are identical to those of the corresponding Funds. These are as follows:

INVESTMENT OBJECTIVES

     Each Fund seeks to provide investors with long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


     The Adviser uses the StockJungle.com Community Site as a resource to identify potential candidates for the Funds' portfolios. The Community Site is a rated community of stock-pickers maintained by the Adviser's parent company, StockJungle.com, Inc. Visitors may recommend companies on the Community Site that the Adviser then researches and analyzes to determine the companies' potential for capital appreciation. The Community Site is the sole source of potential investments for the Community Fund, but not for other Funds.

     The Adviser analyzes potential investments using a "bottom-up" method (I.E., on a company-by-company basis rather than on analysis of broader factors related to the economy and the outlook for various industries). Each Fund normally will be fully invested (subject to liquidity needs) in a diversified portfolio of equity securities of U.S. companies.

THE STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND invests in companies with market capitalizations of at least $20 billion at the time of purchase that, in the opinion of the Adviser, have demonstrated consistently strong quantitative measures of value (e.g., return on equity), hold strong competitive positions in their respective industries, and have favorable long-term growth prospects (based on the Adviser's qualitative analysis of the companies' business models). In addition, the Fund may invest up to 20% of its net assets in the common stock of companies the Adviser identifies as leaders in relatively new and less established industries (e.g., genomics) that have favorable growth prospects.

THE STOCKJUNGLE.COM PURE PLAY INTERNET FUND invests in companies with market capitalizations of at least $1 billion at the time of purchase that the Adviser determines to be "Pure Play Internet" companies, i.e., companies that derive at least 50% of their revenue from the Internet and/or the World Wide Web ("WWW"), and whose stocks have the potential for long-term growth (based on the Adviser's qualitative analysis of the companies' business models). At times, the Fund may focus on particular sub-sectors of Internet companies, such as infrastructure and software companies.

THE STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND invests in companies with market capitalizations of at least $100 million at the time of purchase and favorable growth prospects. The Adviser selects portfolio securities for the Fund solely from a pool of equity investment opportunities which are (i) recommended to StockJungle.com, Inc. by visitors to its website, (ii) researched by the adviser and analyzed to determine their potential for capital appreciation, and (iii) if deemed acceptable by the Adviser, selected for investment by the Fund.


COMPARISON OF STRUCTURE AND OPERATION

     Each New Fund will be advised and operated in substantially the same manner as its corresponding Fund. The Adviser, which currently advises the Funds, will continue to act as adviser to the New Funds. The other service providers to the Funds will also be unchanged. There will be no significant change in distribution and purchase procedures, exchange rights, or redemption procedures.

     The New Funds are established and administered under Delaware law, while the Funds are maintained under Massachusetts law. The two forms of organization are very similar. The operations of TIM, like those of SJ Trust, are subject to the provisions of the Investment Company Act of 1940 (the "1940 Act"), and to the rules and regulations of the Commission thereunder.

     The reorganization will have no material federal income tax consequences to you, the Funds or the New Funds.

COMPARISON OF RISK FACTORS

     The principal investment risks of each of the New Fund are identical to those of the corresponding Funds. These are as follows:




INVESTING IN MUTUAL FUNDS

     All mutual funds carry risk. You may lose money on your investment in any of the Funds. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no assurance exists that any Fund's investment objective will be achieved. In addition, you should be aware that none of the Funds has any substantial operating history and the Adviser has no substantial prior experience in serving as an investment adviser to a mutual fund.

MARKET RISK OF EQUITY INVESTING

     The net asset value of each of the Funds fluctuates based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of equity securities in which each Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Funds' shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

RELIANCE ON RECOMMENDATIONS

     The effectiveness of the Community Intelligence Fund's investment strategy depends on the ongoing participation by visitors to the Community Site and the submission of bona-fide potential investments for the Funds. There are no assurances that the Community Site will continue to attract such participation.

TECHNOLOGY SECTOR RISK

     Each of the Market Leaders Growth Fund and the Community Intelligence Fund currently invests a significant portion of its total assets in companies in various technology industries and may do so in the future, and the Pure Play Internet Fund invests primarily in such companies. Market or economic factors impacting technology companies could have a major effect on the value of each Fund's investments. Stock prices of technology companies are particularly vulnerable to rapid changes in product cycles, government regulation, high personnel turnover and shortages of skilled employees, product development problems, and aggressive pricing and other form of completion. In addition, technology stocks, especially those of smaller, less seasoned companies, tend to have high price/earning ratios and to be more volatile than the overall market.

RISKS ASSOCIATED WITH WEBSITE

     Since the Adviser intends to post updates of each Fund's holdings and completed trading activity in real time, to the extent practicable, there is a risk that certain investors may attempt to use such information to the detriment of the Funds. The Board of Trustees has considered this issue and has determined that each Fund's and the Adviser's use of the website is nonetheless in the best interests of each Fund and its shareholders. The Board of Trustees monitors the use of the website to determine that it continues to be in the best interests of each Fund's shareholders.

     The Community Site may attract visitors seeking to use the website to influence the market price of a particular security. The Adviser researches and analyzes all recommendations prior to investing in a company's stock. However, there can be no assurances that this provides total protection against any market manipulation.

     Widespread network failure of the Internet and/or WWW could result in delays or interruptions which could, in turn, delay or prevent persons from posting investment recommendations to be submitted to the Adviser for analysis and selection for investment by the Fund.


INVESTMENT IN NEW AND UNSEASONED COMPANIES


     Companies which are relatively new and unseasoned and in their early stages of development may not be well-known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. When making larger sales, the Funds may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Funds and your investment.

INVESTMENT IN SMALL AND MID-CAP COMPANIES

     Companies identified by the Adviser as relatively new leaders in smaller and less established industries may include issuers with small or mid-sized capital structures (generally a market capitalization of $5 billion or less).

Consequently, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. Accordingly, if the value of the securities of small or mid-capitalization companies held in a Fund's portfolio decline, the Fund may be adversely affected and you could lose money on your investment.

INTERNET SECTOR RISK

     The value of the Pure Play Internet Fund's shares is susceptible to factors affecting the Internet and WWW . This sector may be subject to greater governmental regulation than many other sectors and changes in government policies and the need for regulatory approvals may have a material effect on the products and services of this sector. In addition, because of its relatively narrow focus, the Fund's performance is closely tied to, and affected by, this sector as a whole. Companies in a specialized sector are often faced with the same obstacles, issues or regulatory burdens and their securities may react similarly and move in unison to these and other market conditions. As a result of these factors, securities in which the Fund invests are more volatile than securities of companies in other sectors. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.

NEWLY ORGANIZED FUNDS

     The Funds, as well as the Adviser and its parent corporation's StockJungle.com website, are newly organized and are designed and created primarily for on-line investors. Although the Funds and the Adviser believe that investors' ability to access information and features via the website will provide investors a more complete and educational mutual fund experience than is generally available, this is a relatively new approach to mutual fund investing which is still evolving. In April 2000, StockJungle.com Trust terminated operation of its S&P 500 Index Fund series, which did not attract sufficient investors to effectively track the performance of the S&P 500 Index. No assurance exists that the current Funds will attract sufficient investors to ensure that the Funds and the Investment Adviser can operate effectively and profitably in the long run.


                      PROPOSED REORGANIZATION OF THE FUNDS

     The Board of Trustees of SJ Trust has approved a plan to reorganize the Funds into the New Funds. The purpose of the reorganization is to lower the expenses paid by the shareholders of the Funds. To proceed, we need the approval of the shareholders of each Fund. The following pages outline the important details of the reorganization in response to the following questions:

     *    Why do we want to reorganize the Funds?

     *    How will we accomplish the reorganization?

     *    What are some of the differences between the Funds and the New Funds?

     * What aspects of the Funds will not change as a result of the reorganization?

     * How will the capitalization of the New Funds compare with that of the existing Funds?

WHY DO WE WANT TO REORGANIZE THE FUNDS?

     As Internet-based investment company portfolios, the Funds are pioneering relatively new methods of mutual fund operation and distribution. The proposed reorganization is part of the continuing evolution of the Funds' concept.

     At their meeting on March 23, 2000, the Board of Trustees of SJ Trust determined that it would be in the best interest of the Funds' shareholders to approve a shareholder service plan permitting the Funds to pay expenses of the Adviser and others associated with servicing of Fund shareholders up to 0.25% of the Funds' average annual net assets, and an increase in the annual expense cap of the Funds from 1.00% to 1.45% of average annual net assets (subject to approval by the shareholders of the Funds).

     The Funds are currently distributed only through the website maintained by the Adviser's parent, Stockjungle.com, Inc. As of [__________], 2000, the total assets of the Funds were $[___] million. The annual expenses of the Funds are currently capped by the Adviser at 1.00% of the Funds' average daily net assets (as a result of the Adviser's "unitary fee" structure, in which the Adviser is paid a single fee from which it pays all normal Fund expenses), and the resulting expense subsidies to the Funds are provided by the Adviser and its parent company (which has other sources of income from its operation of the Stockjungle.com web site). However, at the current asset level of the Funds, these subsidies would amount to more than $__ million per year. The Adviser and the Board of Trustees believe that, to remain viable in the long run, the Funds will have to substantially increase their assets, so that any expense subsidies will be lower or can be eliminated. The Board of Trustees and management of the Funds believe that obtaining exposure to shareholders from other unaffiliated sources of distribution will assist in increasing the Funds' assets, and that adoption of a shareholder service plan will enable the Funds to do so.


     At the March 23 Board meeting, management also recommended and the Board approved an amendment to the current Investment Advisory Agreement of the Funds to depart from the current "unitary fee" structure, and to increase the annual expense cap of the Funds from 1.00% to 1.45% of average annual net assets. Of this amount, 0.25% is attributable to the addition of the plan of distribution. The additional increase of 0.20% of average annual net assets was recommended to help reduce the impact on the Adviser and its parent of the current expense cap, and to ensure that they can continue to maintain and improve the technology platform on which Fund operations are based in order to provide Fund shareholders with the proper level of service and support. In addition, management believes that the existing "unitary fee" structure has proved to be confusing to prospective investors, and that a more traditional expense methodology will be easier for most shareholders to understand and compare with other mutual funds. As is the current case, the Adviser will not be reimbursed in the future for any remaining expense subsidies to the Funds. Your vote in favor of the reorganization will also in effect be a vote in favor of this amendment.


     At their meeting of June 1, 2000, the Board of Trustees of SJ Trust approved the retention of ICA to provide administration services to the Funds, of First Fund Distributors, Inc. (an affiliate of ICA) to provide distribution services to SJ Trust, and of Unified Fund Services, Inc. ("Unified") to provide fund accounting and transfer agency services to SJ Trust, in place of Countrywide Fund Services, Inc., which was then providing such services. ICA and its affiliate began providing such services to SJ Trust on June 15, 2000, and Unified will begin doing so on October 1, 2000.

     As discussions on the implementation of the transition to ICA continued, management concluded that the Funds could obtain the services of ICA and its affiliate at the same cost through reorganization of the Funds into portfolios of TIM (which is sponsored by ICA), and that such a reorganization could in the long run assist in reducing the expenses of the Funds (such as securities registration fees, legal fees, insurance costs and trustee fees) as a result of the economies of scale which may result when Fund assets were aggregated with the assets of other TIM portfolios and spread over a larger asset base. Accordingly, after further consideration of these matters, management of SJ Trust recommended and the Board of Trustees of SJ Trust approved the proposed reorganization at their meeting of July 18, 2000. In that connection, the Board specifically determined, as required by the 1940 Act, that the proposed reorganization is in the best interests of the shareholders of each of the Funds, and that the interests of the shareholders will not be diluted as a result of the reorganization.

HOW WILL WE ACCOMPLISH THE REORGANIZATION?

     The Board of Trustees has approved a reorganization agreement between SJ Trust (on behalf of the Funds) and TIM (on behalf of the New Funds). This agreement spells out the terms and conditions of the reorganization of the Funds.

     If the shareholders of each Fund approve the reorganization, the reorganization essentially will involve the following steps, which will occur more or less simultaneously:

     * First, each Fund will transfer all of its assets and liabilities to the corresponding New Fund. (In other words, the Growth Fund will transfer its assets and liabilities to the New Growth Fund; the Internet Fund will transfer its assets and liabilities to the New Internet Fund; and the Community Fund will transfer its assets and liabilities to the New Community Fund.)

     * Second, in exchange for the assets transferred to the New Funds, each Fund will receive shares of the corresponding New Fund having a total value equal to the value of the assets the Fund transferred to the New Fund (net of any liabilities).

     * Third, each Fund will distribute the New Fund shares it receives to its shareholders and dissolve.

     * Fourth, each New Fund will open an account for each shareholder of the corresponding dissolving Fund, and will credit the shareholder with shares of the New Fund having the same total value as the Fund shares that he or she owned on the date of the reorganization. Share certificates will not be issued.


     The Adviser will pay the expenses of the reorganization. As a tax free reorganization under Section 368 of the Internal Revenue Code, the reorganization will not have any adverse tax consequences to you, to the Funds, or to the New Funds.


     If the reorganization is approved by the Funds' shareholders, it will take place as soon as feasible. Fund management believes this should be accomplished by [__________], 2000. However, at any time before the reorganization the Board of Trustees may decide that it is not in the best interest of the Funds or their respective shareholders to go forward.

WHAT ARE SOME OF THE DIFFERENCES BETWEEN THE FUNDS AND THE NEW FUNDS?

GOVERNING DOCUMENTS AND LAW.

     The New Funds were established pursuant to an Agreement and Declaration of Trust (the "TIM DECLARATION OF TRUST") under Delaware law. The New Funds' operations are governed by the TIM Declaration of Trust and Delaware law applicable to business trusts in Delaware.

     The Funds were established pursuant to an Agreement and Declaration of Trust (the "SJTRUST DECLARATION OF TRUST") under Massachusetts law. The Funds' operations are governed by the SJ Trust Declaration of Trust and by Chapter 182 of the General Laws of the Commonwealth of Massachusetts, which governs business trusts in Massachusetts.

     The two forms of organization are very similar. The operations of the New Funds, like those of the Funds, are subject to the provisions of the 1940 Act, and to the rules and regulations of the Commission thereunder.

STATE LAWS.

     SJ Trust is organized as a Massachusetts business trust. Massachusetts law does not expressly provide that claims of third parties against shareholders, trustees, officers, employees, and agents of SJ Trust for any act, omission, or obligation of SJ Trust are limited to the assets of SJ Trust. Because Massachusetts business trust law is silent on this issue, some commentators believe that under Massachusetts law shareholders of Massachusetts trusts such as SJ Trust could, under certain circumstances, be held personally liable for trust obligations.

     TIM is organized as a Delaware business trust. Under Delaware law, the shareholders, trustees, officers, employees, and agents of TIM are not liable to third persons for any act, omission, or obligation of TIM unless otherwise provided in the certificate of trust. The TIM certificate of trust does not contain any such provisions, and under Delaware law the shareholders of the New Funds are therefore not liable to third parties for obligations of the New Funds.

     This is only a brief summary of certain similarities between the SJ Trust Declaration of Trust and Massachusetts law, and the TIM Declaration of Trust and Delaware law. It is not a complete list of similarities or differences. Shareholders should refer to the provisions of the SJ Trust Declaration of Trust, Massachusetts law, the TIM Declaration of Trust, and Delaware law for a more thorough comparison. Copies of the TIM Declaration of Trust and By-Laws are available to shareholders without charge upon written request to TIM at 2020 East Financial Way, Suite 100, Glendora, California 91741.

THE NEW FUNDS WILL HAVE A SHAREHOLDER SERVICE PLAN.

     The New Funds have adopted a shareholder service plan. This plan allows each New Fund to pay fees for services provided by the Adviser and others to its shareholders. The plan provides for the payment of a service fee at the annual rate of up to 0.25% of each New Fund's average daily net assets. The Board of Trustees has approved a similar plan for the Funds which is not yet in effect.

EXPENSES OF THE NEW FUNDS WILL BE GREATER THAN THOSE OF THE FUNDS.

     The Investment Advisory Agreement between the Adviser and the New Funds provides that the Adviser will be paid a fee equal to 1.00% of the average daily net assets of each of the New Funds -- the same as the existing Investment Advisory Agreement for the Funds. There is, however, a difference between the two Agreements with respect to overall operating expenses.

     The existing Investment Advisory Agreement provides for a "unitary" advisory fee - i.e., that the Adviser will pay all of the Funds' normal operating expenses, other than brokerage commissions and extraordinary or non-recurring expenses. The new Investment Advisory Agreement, on the other hand, provides that the New Funds are responsible for the payment of normal operating expenses, but that the Adviser will pay all such expenses in excess of 1.45% of the average daily net assets of the Fund, other than brokerage commissions and extraordinary or non-recurring expenses.

TRUSTEES AND OFFICERS WILL BE DIFFERENT.

     Subject to the provisions of the TIM Declaration of Trust, the business of TIM is managed by its trustees. Like the trustees of SJ Trust, the trustees of TIM serve indefinite terms and have all powers necessary or convenient to carry out that responsibility. The responsibilities, powers, and fiduciary duties of the TIM trustees are substantially the same as those of the trustees of SJ Trust under the SJ Trust Declaration of Trust. The trustees and officers of TIM are identified and their backgrounds are described in the TIM Statement of Additional Information filed with the Commission.

SHAREHOLDERS OF THE NEW FUNDS WILL VOTE BY SHARES RATHER THAN DOLLARS.

     The SJ Trust Declaration of Trust provides that each Fund shareholder is entitled to one vote for each dollar of net asset value of his or her shares of the Fund. The TIM Declaration of Trust provides that each New Fund shareholder is entitled to one vote for each of his or her shares of the New Fund, without regard to the net asset value of such shares.

What Aspects of the Funds Will Not Change as a Result of the Reorganization?

     After the reorganization, you will own shares of the New Fund that corresponds to the Fund in which you presently hold shares.

THE INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS OF THE NEW FUNDS ARE IDENTICAL TO THOSE OF THE CORRESPONDING FUNDS.


     Each New Fund will seek to provide investors with long-term capital appreciation, in the same manner as the corresponding existing Fund. See PRINCIPAL INVESTMENT STRATEGIES at page 3 above for a description of the New Funds' principal investment strategies and restrictions, which will be the same as the corresponding existing Funds.


     You should review the current prospectus for the Funds (dated June 7, 2000, as supplemented on June 16 and June 21, 2000) and the "Investment Strategies" and "Main Risks" sections of the Prospectus of the New Funds for additional information.

THE INVESTMENT ADVISER AND SERVICE PROVIDERS WILL STAY THE SAME.

     StockJungle.com Investment Advisors, Inc. is the investment adviser to the Funds and will continue to manage the New Funds after the reorganization. The Funds are co-managed by Gordon Gustafson and Akber Zaidi, who will continue to have those responsibilities for the New Funds.

     Investment Company Administration L.L.C. is the administrator of the Funds, First Funds Distributors, Inc. is the distributor for the Funds, and Arthur Andersen LLP is the Funds' independent public accountant. They will serve in the same capacity for the New Funds after the reorganization. United Fund Services, Inc. will become the fund accounting agent and transfer agent for the Funds on October 1, 2000 (replacing Integrated Fund Services, Inc., which currently provides these services and will serve in the same capacity for the New Funds after the reorganization).

     See the "Management" section of the Prospectus for further information.

THE TOTAL VALUE OF YOUR SHARES WILL NOT BE AFFECTED BY THE REORGANIZATION.

     On the day of the reorganization, you will receive New Fund shares having the same total value as your shares of the corresponding Fund. The number of New Fund shares you receive, and the per share price of such shares, also will be the same as your shares of the corresponding Fund.

THE REORGANIZATION WILL HAVE NO MATERIAL FEDERAL INCOME TAX CONSEQUENCES.

     We expect the reorganization will have no material federal income tax consequences to you, to the Funds or to the New Funds. We will not proceed with the reorganization unless this point is confirmed by an opinion of counsel. Following the reorganization, the adjusted federal tax basis of your New Fund shares will be the same as the basis of your Fund shares before the reorganization. We do not expect Fund shareholders to incur any personal state or local taxes as a result of the reorganization, but you should consult your own tax adviser to make sure.

YOU WILL CONTINUE TO RECEIVE DIVIDENDS ANNUALLY.


     The Funds currently declare and pay dividends annually, and the New Funds will do the same. As was the case for the Funds, all dividends, if any, paid by the New Funds will be reinvested in shares of the New Funds unless you request otherwise in writing. (You can make such a request by writing to the Funds c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204-1806.) If you have such a request on file for a Fund, it will be applied to your New Fund shares.


SHARE PURCHASE AND REDEMPTION PROCEDURES WILL NOT BE AFFECTED.

     The New Funds will have substantially the same purchase and redemption procedures as the Funds. As was the case for the Funds, the distributor for the New Funds does not charge any fees or sales charges on reinvestments in shares of the New Funds. See the "How to Purchase Shares" and "How to Redeem Shares" sections of the Prospectus.

HOW WILL THE CAPITALIZATION OF THE NEW FUNDS COMPARE WITH THAT OF THE EXISTING FUNDS?


     The following table sets forth as of September 1, 2000: (i) the capitalization of the Funds; (ii) the capitalization of the New Funds; and (iii) the pro forma capitalization of the New Funds, as adjusted to give effect to the reorganizations. If the reorganizations are consummated, the capitalization of the New Funds is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Funds after September 1, 2000.


                                                    Stockjungle.com
                                               Market Leaders Growth Fund
                                        ----------------------------------------
                                                                       Pro Forma
                                        Existing          New          Combined
                                        --------          ----         ---------
Total Net Assets                                          $  0
Shares Outstanding                                           0
Net Asset Value Per Share                                    0

                                                    Stockjungle.com
                                                Pure Play Internet Fund
                                        ----------------------------------------
                                                                       Pro Forma
                                        Existing          New          Combined
                                        --------          ----         ---------
Total Net Assets                                          $  0
Shares Outstanding                                           0
Net Asset Value Per Share                                    0

                                                    Stockjungle.com
                                              Community Intelligence Fund
                                        ----------------------------------------
                                                                       Pro Forma
                                        Existing          New          Combined
                                        --------          ----         ---------
Total Net Assets                                          $  0
Shares Outstanding                                           0
Net Asset Value Per Share                                    0

                          VOTING AND MEETING PROCEDURES

     You can vote by mail, phone, fax, internet, or in person at the Meeting.

     * To vote by mail, sign and send us the enclosed Proxy voting card in the envelope provided.

     * To vote by fax, sign the enclosed Proxy card and fax both sides of it to 1-800-______.

     *    To vote by phone, call us at 1-800-________.

     *    To vote by internet, go to www.__________.

     If you vote electronically by phone or internet, SJ Trust or its agent will use reasonable procedures (such as requiring an identification number) to verify the authenticity of the vote cast. Each shareholder who casts an electronic vote will also be able to validate that his or her vote was received correctly.

     If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of SJ Trust in writing, or by returning a Proxy with a later date. You can also revoke a Proxy by voting in person at the Meeting. Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card to vote electronically. This will help us ensure that an adequate number of shares are present at the Meeting.

     In addition to the solicitation of proxies by electronic means, officers and employees of SJ Trust, without additional compensation, may solicit proxies in person or by telephone. The costs associated with that solicitation and the Meeting will be paid by the Adviser and not by SJ Trust or any Fund. The Adviser, and not SJ Trust or any Fund, will pay any costs associated with any adjournments (discussed below) and further solicitation.

     The SJ Declaration of Trust provides that a quorum of the shareholders of a Fund is 30% of the outstanding shares of the Fund entitled to vote. If sufficient votes are not received by the date of the Meeting, a person named as proxy may propose one or more adjournments of the Meeting for a period or periods not more than 120 days in the aggregate to permit further solicitation of proxies. All proxies voted, including abstentions, will be counted toward establishing a quorum. The persons named as proxies will vote all proxies in favor of adjournment that voted in favor of the reorganization (or abstained) and vote against adjournment all proxies that voted against the reorganization.


     The Funds will be reorganized only if approved by a majority of the outstanding shares of each of the Funds. For this purpose, a "majority" of the outstanding shares of a Fund means the lesser of (i) more than 50% of the shares of the Fund entitled to vote at the Meeting, and (ii) 67% or more of the shares of the Fund present at the Meeting in person or by proxy, if the holders of more than 50% of the shares entitled to vote at the Meeting are present or represented by proxy. Abstentions do not constitute a vote "for" the reorganization and effectively result in a vote "against" the reorganization.


     Shareholders of each Fund at the close of business on [__________], 2000 will be entitled to be present and vote at the Meeting. Shareholders of each Fund will vote only with other shareholders of that Fund, separately from shareholders of any other Fund. As of that date, each of the Funds had outstanding and entitled to vote the following numbers of shares and total net assets:

       Name of Fund                      Shares Outstanding     Total Net Assets
       ------------                      ------------------     ----------------

Market Leaders Growth Fund                     [_____]              $[_____]

Pure Play Internet Fund                        [_____]              $[_____]

Community Intelligence Fund                    [_____]              $[_____]

     The following tables show, to the knowledge of SJ Trust's management, the percentage of the aggregate shares of each Fund owned at the close of business on [__________], 2000 by the officers and Trustees of SJ Trust and the Adviser and by other persons owning beneficially more than 5% of the outstanding shares of each Fund:

                           Market Leaders Growth Fund

                                                      Number of    Total Net    Percent of
              Name and Address                         Shares        Assets      the Fund
              ----------------                        ---------    ---------    ----------
[Name] ([Title])
[Address]                                              [_____]      [_____]        [___]%

All officers and Trustees of SJ Trust and the
Adviser (including the above) in the aggregate         [_____]      [_____]        [___]%

                             Pure Play Internet Fund


                                                      Number of    Total Net    Percent of
              Name and Address                         Shares        Assets      the Fund
              ----------------                        ---------    ---------    ----------
[Name] ([Title])
[Address]                                              [_____]      [_____]        [___]%

All officers and Trustees of the Trust and the
Adviser (including the above), in the aggregate        [_____]      [_____]        [___]%

                           Community Intelligence Fund

                                                      Number of    Total Net    Percent of
              Name and Address                         Shares        Assets      the Fund
              ----------------                        ---------    ---------    ----------
[Name] ([Title])
[Address]                                              [_____]      [_____]        [___]%

All officers and Trustees of the Trust and the
Adviser (including the above), in the aggregate        [_____]      [_____]        [___]%

                               GENERAL INFORMATION

     The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the absence of any direction, they intend to vote FOR the reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

OTHER MATTERS TO COME BEFORE THE MEETING

     SJ Trust's management does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement. If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgment.

SHAREHOLDER PROPOSALS


     The Meeting is a special meeting of shareholders. Neither SJ Trust nor TIM is required, nor does it intend, to hold regular annual meetings of its shareholders. If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the SJ Trust or TIM, as the case may be, at 2020 East Financial Way, Suite 105, Glendora, California 91741, Attention: Secretary. Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.


NAMES AND ADDRESSES

     The Funds' investment adviser is StockJungle.com Investment Advisors, Inc., located at 5750 Wilshire Boulevard, Suite 560, Los Angeles, California 90036. The Funds' administrator is Investment Company Administration, L.L.C., located at 2020 East Financial Way, Suite 100, Glendora, California 91741. The Funds' transfer agent and accountant is currently Countrywide Fund Services, Inc., located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202; after October 1, 2000, it will be Unified Fund Services, Inc., located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204. The Funds' distributor is First Fund Distributors, Inc., an affiliate of ICA, located at the same address as ICA indicated above. The Funds' custodian is Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

     PLEASE SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY TO ASSURE A QUORUM AT THE MEETING.


                                        Michael Witz, President

Los Angeles, California
[__________], 2000

                                    FORM N-14

                 -----------------------------------------------

                                     PART B

                 -----------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND


                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
                            Telephone: (626) 852-1033


     This Statement of Additional Information relates specifically to the proposed reorganization of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund, which are series of StockJungle.com Trust. It consists of this cover page and the Statement of Additional Information of Trust for Investment Managers filed with the Securities and Exchange Commission as part of Registrant's Form N-1A Registration Statement on September 21, 2000.


     This Statement of Additional Information is not a prospectus. A Combined Proxy Statement and Prospectus dated [________], 2000 relating to the proposed reorganization may be obtained from Trust for Investment Managers at the telephone number and address above. This Statement of Additional Information relates to, and should be read in conjunction with, that Combined Proxy Statement and Prospectus.

     The date of this Statement of Additional Information is [________], 2000.

                 STOCKJUNGLE.COM(1) MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                   SERIES OF THE TRUST FOR INVESTMENT MANAGERS

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER ___, 2000

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Prospectus dated September ___, 2000, as may be amended from time to time, for the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund, (each individually a "Fund" and collectively the "Funds"), each a series of the Trust for Investment Managers (the "Trust" or "TIM"). StockJungle.com Investment ADVISORS, Inc. (the "Adviser") is the investment adviser to each Fund. The Prospectus may be obtained at http://stockjungle.com or by calling the Funds at 1- 877-884-3147.

                                                                            Page
                                                                            ----

The Trust......................................................................1

Investment Policies and Restrictions...........................................1

Trustees and Executive Officers...............................................15

Investment Advisory and Other Services........................................16

Portfolio Transactions and Allocation of Brokerage............................19

Ownership of Shares...........................................................21

Code of Ethics................................................................22

Additional Purchase and Redemption Information................................22

Determination of Share Price..................................................24

Distributions and Tax Information.............................................25

Performance Comparisons.......................................................27

Organization of Trust.........................................................29

Shareholder Services Plan.....................................................29

Financial Statements..........................................................29

Other Information.............................................................30

----------
(1) "StockJungle.com" is a trademark and the exclusive property of StockJungle.com, Inc., the parent to the Adviser. StockJungle.com, Inc. is an Internet-based company which offers a wide array of web-based services and information to visitors to the StockJungle.com website.

                                    THE TRUST

     TIM is an open-end management investment company organized as a Delaware business trust on April 27, 1999. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Funds.

     The Trust is registered with the Securities and Exchange Commission (the "SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

     Before October ___, 2000, each of the Funds was a series of StockJungle.com Trust, a registered investment company for which the Adviser served as investment adviser, and which had the same investment objectives, policies and strategies as the Funds. The various series of StockJungle.com Trust were reorganized into the Trust on that date in a tax free transaction.

                      INVESTMENT POLICIES AND RESTRICTIONS

     INVESTMENT POLICIES AND ASSOCIATED RISKS

     The discussion below supplements the information contained in the Prospectus with respect to the investment policies and primary risks that are common to all of the Funds as well as risks which are particular to each Fund as a result of such Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

     MUTUAL FUNDS AS PART OF AN INVESTMENT PROGRAM. The loss of money is a risk of investing in the Funds. None of the Funds, individually or collectively, is intended to constitute a balanced or complete investment program and the net asset value of each Fund's shares will FLCTUATE based on the value of the securities held by each Fund. Each of the Funds is subject to the general risks and considerations associated with equity investing as well as additional risks and restrictions discussed herein.

     MARKET RISK OF EQUITY INVESTING. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. A decline in the general market value of the equity securities held by any of these Funds may result in an adverse effect on the value of your investment. There can be no assurances that the Funds will be able to absorb (without significant loss of a portion of your investment), the potentially negative effects of such market decline.

     EQUITY SECURITIES. To achieve its investment objective, each Fund invests primarily in common stocks, but may also invest in preferred stock and convertible preferred stock. Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Preferred stock has a priority over common stock in liquidation (and generally dividends as well) but is subordinate to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of the conversion value. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinated to similar non-convertible securities (e.g. preferred).

     OTHER SECURITIES A FUND MIGHT PURCHASE. Under normal market conditions, each Fund will invest at least 80% of its total assets in equity securities, consisting of common and preferred stocks. If the Adviser believes that market conditions warrant a temporary defensive posture, or for liquidity purposes, each of the Funds may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements.

     SECURITIES LENDING. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Fund engaged in securities lending if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

     INVESTMENT IN NEW AND UNSEASONED COMPANIES. The StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund may each invest, pursuant to an initial public offering or otherwise, in the equity securities of companies which are relatively new and unseasoned and in their early stages of development where the Adviser believes that the opportunity for rapid growth is above average. These companies may not be well-known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger more mature companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Fund and your investment.

     SHORT-TERM INVESTMENTS. While seeking desirable equity investments whose price history and expected performance lend themselves to the Adviser's method for investment or for liquidity or temporary defensive purposes, each Fund may invest in money market funds and/or money market instruments consisting of the following:

     Each Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by any of the Funds will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     Domestic banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

     INVESTMENT IN DERIVATIVES. Both the StockJungle.com Market Leaders Growth Fund and the StockJungle.com Pure Play Internet Fund may, as a non-principal investment strategy, invest UP TO 5% of their TOTAL assets in futures and options transactions for hedging purposes or as a substitute for direct investment. The purchaser of a futures contract has the obligation to take delivery of the type of financial instrument covered by the contract at a specified time and price, and the seller of the contract has the corresponding obligation to sell the financial instrument at that time and price. The purchaser of an option contract acquires the right to purchase or sell a specified security at a specified price during the term of the option, and the seller of the option has the corresponding option to sell or buy the security at that price if the purchaser exercises the option. Futures and options are considered to be "derivatives;" I.E., financial instruments whose value is derived from the value of an underlying asset, such as a security or an index. The use of futures and options involves certain special risks due to the possibility of imperfect correlations among movements in the prices of options purchased or sold by a Fund and, in the case of hedging transactions, of the securities that are the subject of the hedge.

     PURCHASING PUT AND CALL OPTIONS. The StockJungle.com Market Leaders Growth Fund may purchase put and call options on securities eligible for purchase by the Fund and on securities indices, and the StockJungle.com Pure Play Internet Fund may purchase put and call options on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If a Fund purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If a Fund purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Fund may sell an option through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Adviser believes there is an active secondary market to facilitate closing transactions.

     A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

     A Fund may purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Fund, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to *cover the premium and transaction costs.

     WRITING CALL OPTIONS. The StockJungle.com Market Leaders Growth Fund may write covered call options on securities eligible for purchase by the Fund. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by a Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

     RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of a Fund's options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

     The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

     If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

     Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or options market may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

     DEALER OPTIONS. A Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While a Fund might look to an exchange's clearing corporation to exercise exchange-traded options, if the Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Funds will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Funds, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Funds will treat dealer options as subject to the Funds' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change their treatment of such instruments accordingly.

     FUTURES CONTRACTS. Subject to applicable law, the StockJungle.com Market Leaders Growth Fund and the StockJungle.com Pure Play Internet Fund may each invest in futures contracts for hedging purposes. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

     Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

     Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     A Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. Successful use of futures contracts by the Fund is subject to the Adviser's ability to predict movements in various factors affecting securities markets, including interest rates.

     The use of futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures purchased and sold by the Fund, of the futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast market movements correctly.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

     To reduce or eliminate a position held by the Fund, the Fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange for such contracts (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited.

     INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell an index is commonly referred to as selling a contract or holding a short position. The StockJungle.com Market Leaders Growth Fund and StockJungle.com Pure Play Internet Fund may enter into stock index futures contracts or other index futures contracts appropriate to their respective objectives.

     For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, the value of one S&P 500 futures contract is $250 times the index. Thus, if the value of the S&P 500 Index were 1000, one contract could be worth $250,000 (1000 x $250). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund buys one S&P 500 futures contract at a contract price of 1000 and the S&P 500 Index is at 1100 on expiration date, the Fund will gain $25,000 ($250 x gain of 100). If the Fund sells one S&P 500 futures contract at a contract price of 1000 and the S&P 500 Index is at 1050 on expiration date, the Fund will lose $12,500 ($250 x loss of $50).

     There are several risks in connection with the use by a Fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

     Successful use of index futures by a Fund is also subject to the Adviser's ability to predict movements in the direction of the market. For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of a Fund's portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a profitable position over a short time period.

     STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS"). SPDR shares trade on the American Stock Exchange at approximately one-tenth the value of the S&P 500 Index. SPDR shares are relatively liquid and, because they exactly replicate the S&P 500 Index, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of SPDR share prices should closely track the movement of the S&P 500 Index. The administrator of the SPDR program, the American Stock Exchange, receives a fee to cover its costs of about 0.19% per year. This fee is deducted from the dividends paid to SPDR investors.

     GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Certain of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     SHORT SALES. The StockJungle.com Community Intelligence Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not currently own or have the right to acquire.

     In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not immediately receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     ILLIQUID SECURITIES. No Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with each Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of each Fund's portfolio securities and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     The Board has delegated to the Adviser, pursuant to Board-approved guidelines, the function of making day-to-day determinations of whether securities are liquid. The Adviser, in implementing this delegated function, takes into account a number of factors in determining liquidity, including but not limited to: (1) how frequently the security is traded; (2) the number of dealers that make quotes for the security; (3) the number of dealers that make a market in the security; (4) the number of other potential purchasers; (5) the nature of the security; and (6) how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in each Fund and reports periodically on these securities to the Board.

     AMERICAN DEPOSITORY RECEIPTS. Each Fund may, from time to time, each invest in the securities of foreign issuers, which securities include American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. For purposes of the Funds' investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of a Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), that Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     SECURITIES LOANS. Each Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. Each Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable that Fund to exercise voting rights on any matters materially affecting the investment. The Funds may also call such loans in order to sell the securities.

     INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectus and in this Statement of Additional Information, the Funds are each subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed with respect to any Fund individually, without the vote of a majority of that Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Non-fundamental investment restrictions of a Fund may be changed by the Board of Trustees.

     Each Fund's investment objective as set forth in the "Risk/Return Summary" portion of the Prospectus, is a fundamental policy. As additional fundamental investment restrictions, the Funds will not:

          1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of a Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer.

          2. Issue any senior securities, as defined in the 1940 Act, except as set forth in restriction number 3 below.

          3. Borrow amounts in excess of 10% of the cost or 10% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, a Fund may pledge or hypothecate all or any portion of the value of its total assets.

          4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of each Fund's portfolio securities.

          5. Purchase or sell real estate or commodities, including oil, gas or other mineral exploration or developmental programs or commodity futures contracts, except as set forth in the Prospectus. This restriction shall not preclude the Funds from investing in banks or other financial institutions that have real estate or that buy and sell real estate or from investing in the equity securities of companies who hold assets or do business in those sectors.

          6. Make loans, in the aggregate, exceeding 25% of any Fund's total assets or lend any Fund's portfolio securities to broker-dealers if the loans are not fully collateralized or write call options on securities which are not fully covered.

          7. Invest in other registered investment companies, except as permitted by the 1940 Act.

          8. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of any Fund.

          9. Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in a particular industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government OR, FOR THE PURE PLAY INTERNET FUND, TO SECURITIES OF COMPANIES IN INTERNET RELATED INDUSTRIES.

     The Funds are each subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval. The Funds will not:

          1. Acquire securities for the purpose of exercising control over management.

          2. Invest more than 15% of their respective net assets in illiquid securities.

     Unless otherwise indicated, percentage limitations included in the restrictions apply at the time a Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in that Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

                              POSITION(S)
                              HELD WITH
NAME, ADDRESS AND AGE         THE TRUST     PRINCIPAL OCCUPATION LAST FIVE YEARS
---------------------         ---------     ------------------------------------
George J. Rebhan (66)         Trustee       Retired. Formerly, President
1920 Mission Street                         Hotchkis and Wiley Fund (mutual
South Pasadena, CA  91030                   funds) from 1985 to 1993.

Ashley T. Rabun (48)          Trustee       Founder and Chief Executive Officer,
2161 India St.                              InvestorReach, Inc. (financial
San Diego, CA 92101                         services and marketing and
                                            distribution consulting). Formerly,
                                            Partner and Director,
                                            Nicholas-Applegate Capital
                                            Management (investment management)
                                            from 1992 to 1996.

James Clayburn LaForce (72)   Trustee       Dean Emeritus, John E. Anderson
P.O. Box 1595                               Graduate School of Management,
San Diego, CA 92101                         University of California, Los
                                            Angeles.

Robert H. Wadsworth* (60)     Trustee and   President of Investment Company
4455 Camelback Rd.            President     Administration, LLC ("ICA") (mutual
Phoenix, AZ 85018                           fund administrator and the Trust's
                                            Administrator) and First Fund
                                            Distributors, Inc. (registered
                                            broker-dealer and the Trust's
                                            Distributor).

----------
* Indicates an "interested person" of the Trust as defined in the 1940 Act.

                              POSITION(S)
                              HELD WITH
NAME, ADDRESS AND AGE         THE TRUST     PRINCIPAL OCCUPATION LAST FIVE YEARS
---------------------         ---------     ------------------------------------
Robert M. Slotky* (53)        Treasurer     Senior Vice President, ICA since May
2020 E. Financial Way                       1997. Formerly instructor of
Glendora, CA 91741                          accounting at California State
                                            University-Northridge (1997); Chief
                                            Financial Officer, Wanger Asset
                                            Management L.P. (INVESTMENT MANAGER)
                                            and Treasurer of Acorn Investment
                                            Trust (REGISTERED INVESTMENT
                                            COMPANY) (1992-1996).

     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $7,500. The Trustees also receive a fee of $750 for any special meeting or committee meeting attended on a date other than that of a regularly scheduled meeting. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

          NAME OF TRUSTEE                         TOTAL ANNUAL COMPENSATION
          ---------------                         -------------------------
          George J. Rebhan                                 $7,500
          Ashley T. Rabun                                  $7,500
          James Clayburn LaForce                           $7,500

     As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any of the Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

     The investment adviser for each of the Funds is StockJungle.com Investment Advisors, Inc., a Delaware corporation organized on November 3, 1998. The Adviser was organized to act as investment adviser to the predecessors of the

Funds. The Adviser will act as such pursuant to written agreements with the Trust, on behalf of each Fund, which, after each agreement's initial two-year period, must be re-approved annually by the Board of Trustees. The address of the Adviser is 5750 Wilshire Boulevard, Suite 560, Los Angeles, California 90036. The Adviser can also be contacted by telephone at 1-877-884-3147.

     The common stock of the Adviser is wholly-owned and controlled by StockJungle.com, Inc., a Delaware corporation controlled by Michael Witz and Julian Smerkovitz. StockJungle.com, Inc. is the sponsor of the StockJungle.com website located at http://www.stockjungle.com upon which that company offers a wide variety of products and services intended for use by investors with access to the Internet. Additional information regarding these products and services is available on the website.

     The Adviser acts as the investment adviser to each Fund under an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party).

     Each Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, each agreement is terminable at any time, without penalty, by the Board of Trustees of the Trust or by vote of a majority of the Trust's outstanding voting securities (as defined in the 1940 Act) on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Trust. Unless sooner terminated, each agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Trustees or by a vote of a majority of the Trust's outstanding voting securities (as defined in the 1940 Act), provided that, in either event, such continuance is also approved by a vote of a majority of the Trustees who are not parties to such agreement, or interested persons of such parties (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval.

     Under the Investment Advisory Agreement, the Adviser provides each Fund with advice and assistance in the selection and disposition of the Fund's investments. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Trust and/or the Funds.

     Each Investment Advisory Agreement provides that the Adviser will not be liable to the Trust or its shareholders for its acts or omissions in the course of its services thereunder, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations ("disabling conduct"). Each Agreement also provides that each party will indemnify the other against liabilities arising out of its performance under the Agreement, except for a party's disabling conduct.

     The Adviser has entered into a non-exclusive License Agreement with the Trust which permits the Trust to use the name "StockJungle.com." The Adviser has the right to require that the Trust stop using the name at such time as the Adviser is no longer employed as investment manager to the Funds.

     For the period from the commencement of operations of the Funds' predecessors on November 17, 1999 through March 31, 2000, the Funds' predecessors paid the Adviser fees as follows: Market Leaders Growth Fund, $1,214; Pure Play Internet Fund, $2,226; and Community Intelligence Fund, $2,284. During this period, the Adviser was responsible for the payment of all other expenses of the Funds (other than brokerage fees and extraordinary expenses), which were as follows: Market Leaders Growth Fund, $____; Pure Play Internet Fund, $____; and Community Intelligence Fund, $_____.

THE ADMINISTRATOR

     The Funds have an Administration Agreement with Investment Company Administration, L.L.C. (the "Administrator"), a corporation owned and controlled in part by Mr. Wadsworth with offices at 2020 E. Financial Way, Suite 100, Glendora, California 91741. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required notice filings necessary to maintain the Funds' ability to sell shares in all states where each Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator.

     Administrative services were provided to the Funds' predecessors by Integrated Fund Services, Inc. ("IFS") from the commencement of operations through July 17, 2000, and by the Administrator thereafter. The Adviser was responsible for payment of all administrative expenses of the Funds' predecessors, which were as follows for the period from commencement of operations on November 17, 1999 through March 31, 2000: Market Leaders Growth Fund, $_____; Pure Play Internet Fund, $______; and Community Intelligence Fund, $_____.

THE DISTRIBUTOR

     First Fund Distributors, Inc. (the "Distributor"), a corporation partially owned by Mr. Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. After its initial two year term, the Distribution Agreement between each Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     Distribution services were provided to the Funds' predecessors by IFS Fund Distributors, Inc. ("IFS") from the commencement of operations through July 17, 2000, and by the Distributor thereafter. The Adviser was responsible for payment of all distribution expenses of the Funds' predecessors, which were as follows for the period from commencement of operations on November 17, 1999 through March 31, 2000: Market Leaders Growth Fund, $500; Pure Play Internet Fund, $500; and Community Intelligence Fund, $500.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

     Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as custodian for each Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement with the Trust on behalf of each Fund, the Custodian is responsible for maintaining the books and records of each Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. The Adviser was responsible for payment of all custodian expenses of the Funds' predecessors, which were as follows for the period from commencement of operations on November 17, 1999 through March 31, 2000: Market Leaders Growth Fund, $____; Pure Play Internet Fund, $______; Community Intelligence Fund, $______.

     Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 42604 ("Unified"), serves as transfer agent and fund accounting agent for each Fund pursuant to a Mutual Fund Services Agreement with the Trust on behalf of each Fund. These services were provided to the Funds' predecessors by CFS from the commencement of operations through September 30, 2000, and by Unified thereafter. The Adviser was responsible for payment of all transfer agent and fund accounting expenses of the Funds' predecessors, which were as follows for the period from commencement of operations on November 17, 1999 through March 31, 2000: Market Leaders Growth Fund, $______; Pure Play Internet Fund, $_______; and Community Intelligence Fund, $______.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Each Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each of the Funds.

     Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of each Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     U.S. Government securities and other fixed income securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

     In placing orders for the purchase and sale of portfolio securities for each Fund, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in the securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

     When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to any Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

     The same security may be suitable for each of the Funds or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and account. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of each Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                               OWNERSHIP OF SHARES

     Each share of each Fund has one vote for each dollar of net asset value of the share in the election of Trustees. Cumulative voting is not authorized for any Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

     Shareholders of the Funds and any other series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

     As of September 30, 2000, the directors and officers of the Trust as a group owned _____% of the outstanding stock of the Market Leaders Growth Fund, _____% of the outstanding stock of the Pure Play Internet Fund, and _____% of the outstanding stock of the Community Intelligence Fund. The following are the name, address and percentage of ownership of each person who owned of record or is known by a Fund to have owned 5% or more of any Fund's outstanding stock as of September 30, 2000.

     MARKET LEADERS GROWTH FUND

     PURE PLAY INTERNET FUND

     COMMUNITY INTELLIGENCE FUND

                                 CODE OF ETHICS

     The Boards of the Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-l of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund. The Codes of Ethics for the Adviser, the Trust and the principal underwriter of the Trust are on file with and available from the SEC.

     Personnel of the Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Funds and on short-term trading have been adopted.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     The public offering price of Fund shares is the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of any Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading. A Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

SIGNATURE GUARANTEES

     If you sell shares having a net asset value of $10,000 a signature guarantee is required. Certain other transactions, including redemptions, also require a signature guarantee. Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF REDEMPTION PROCEEDS

     Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

     TELEPHONE REDEMPTIONS. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of a Fund or Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Funds in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

     REDEMPTIONS-IN-KIND. The Trust has filed an election under SEC pursuant to Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the Rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). Each Fund reserves the right to pay the redemption price of its shares in excess of the amounts specified by the Rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

     AUTOMATIC INVESTMENT PLAN. As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of a Fund or Funds on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Funds. The market value of each Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     The net asset value and offering price of shares of each Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. None of the Funds expects to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of each Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust determines in good faith to reflect the security's fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is each Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that no Fund will be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,
(ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

     Each Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of each Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the current maximum federal tax rate of 31% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

     The Funds will not be subject to corporate income tax in the State of Delaware as long as they qualify as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax adviser to determine the application of the tax law and practice in his or her own particular circumstances.

                             PERFORMANCE COMPARISONS

     Total return quoted in advertising and sales literature reflects all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in a Fund's net asset value during the period.

     Each Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                         n
                                 P(1 + T)  = ERV

     Where:    P  =  a hypothetical initial investment of $1,000
               T  =  average annual total return
               n  =  number of years
             ERV  =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

     Because the Funds have not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.

     Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in each Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

     In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

     Each Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also each utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Independent publications may also evaluate each Fund's performance. The Funds may from time to time each refer to results published in various periodicals, including BARRON'S, FINANCIAL WORLD, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEy, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

                              ORGANIZATION OF TRUST

     StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund are each a series of TIM, a Delaware business trust organized on April 27, 1999.

     The Agreement and Declaration of Trust of TIM permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by a Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (E.G., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (E.G., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

                            SHAREHOLDER SERVICES PLAN

     The Trust, on behalf of each Fund, has adopted a Shareholder Services Plan that permits the Fund to pay shareholder servicing fees. The Plan provides that the Funds will pay a fee to the Adviser for shareholder servicing at an annual rate of 0.25% of the Funds' average daily net assets. The Plan provides for the compensation to the Adviser as Shareholder Servicing Coordinator regardless of the Funds' shareholder servicing expenses. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

                              FINANCIAL STATEMENTS

     The balance sheet of the Funds' predecessors as of October 19, 1999 are attached to this SAI. It has been audited by the Funds' independent auditors, Arthur Andersen LLP, whose report thereon is also attached. The balance sheet is included herein in reliance upon their authority as experts in accounting and auditing.

     The unaudited financial statements included in the semi-annual report to shareholders of the Funds' predecessors for the period from commencement of operations on November 17, 1999 through March 31, 2000 are incorporated herein by reference. Copies of the report may be obtained for free by calling the Funds toll-free at 1- 877-884-3147 or by writing the Funds at 431 North Pennsylvania Street, Indianapolis, IN 46204-1806. It is also available without charge on the Internet website at http://www.stockjungle.com.

                                OTHER INFORMATION

     The Adviser has been recently registered with the Securities Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of any Fund or the Adviser by the SEC.

     For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

STOCKJUNGLE.COM TRUST
Statement of Assets and Liabilities
October 19, 1999

                                            StockJungle.com      StockJungle.com    StockJungle.com
                                               Community            Pure Play           Market
                                           Intelligence Fund      Internet Fund      Leaders Fund
                                           -----------------      -------------      ------------
ASSETS

Cash                                           $50,000              $25,000            $25,000
                                               -------              -------            -------
NET ASSETS                                     $50,000              $25,000            $25,000
                                               =======              =======            =======
Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
 no par value)                                 $ 5,000              $ 2,500            $ 2,500
                                               =======              =======            =======
Net Asset Value, offering price and
 redemption price per share                    $ 10.00              $ 10.00            $ 10.00
                                               =======              =======            =======

STOCKJUNGLE.COM TRUST
NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
AS OF OCTOBER 19, 1999

     (1) The StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund, the StockJungle.com Market Leaders Fund and the StockJungle.com No Fee S&P 500 Fund (the Funds) are each a non-diversified series of the StockJungle.com Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust under a Declaration of Trust dated June 11, 1999. On October 19, 1999, 5,000 shares of the StockJungle.com Community Intelligence Fund, and 2,500 shares each of the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Fund were issued for cash at $10.00 per share. The Funds have had no operations except for the initial issuance of shares.

     Expenses incurred in connection with the organization of the Funds and the initial offering of shares will be permanently absorbed by StockJungle.com, Inc. (the Adviser). As of October 19, 1999, all outstanding shares of the Funds were held by the Adviser, who purchased these initial shares in order to provide the Trust with its required capital.

     Reference is made to the Prospectus and the Statement of Additional Information for a description of the Investment Advisory Agreement, the Underwriting Agreement, the Administration Agreement, the Accounting Services Agreement, the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, tax aspects of the Fund and the calculation of the net asset value of shares of the Funds.

ARTHUR ANDERSEN LLP
Report of Independent Public Accountants

     To the Board of Trustees and Shareholders of the StockJungle.com Community Intelligence Fund, StockJungle.com Pure Play Internet Fund and StockJungle.com Market Leaders Fund of StockJungle.com Trust:

     We have audited the accompanying statements of assets and liabilities of the StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Fund of StockJungle.com Trust as of October 19, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of the StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Fund of StockJungle.com Trust as of October 19, 1999 in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

Cincinnati, Ohio
October 20, 1999

                                    FORM N-14

                 -----------------------------------------------

                                     PART C

                 -----------------------------------------------

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION.

     ARTICLE VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:


     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:


     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or


     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:


     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b) A written opinion by an independent legal counsel.


     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:


     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.


     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

     (1)       Agreement and Declaration of Trust.(a)

     (2)       By-Laws.(a)

     (3)       Not applicable.

     (4)       Form of Agreement and Plan of Reorganization.

     (5)       Specimen Share Certificate.(b)

     (6)       Form of Investment Advisory Agreement.(c)

     (7)       Form of Distribution Agreement.(d)

     (8)       Not applicable.

     (9)       Form of Custody Agreement.(c)

     (10)      Not applicable.

     (11) Opinion and consent of Paul, Hastings, Janofsky & Walker LLP as to the legality of the securities being registered.(c)

     (12) Form of opinion and consent of Paul, Hastings, Janofsky & Walker LLP regarding tax matters and consequences.

     (13.1)    Form of Administration Agreement.(b)

     (13.2)    Form of Transfer Agent and Fund Accounting Agreement.(c)

     (13.3)    License Agreement with StockJungle.com, Inc.(c)

     (13.4)    Shareholder Services Plan.(c)

     (14)      Consent of Arthur Andersen LLP, independent auditors.

     (15)      None.

     (16)      None.

     (17.1)    Form of proxy card.

     (17.2)    Prospectus.

     (17.3) Semi-Annual Report of Stockjungle.com Trust for period ended March 31, 2000.

(a) Filed as an exhibit to Registrant's Registration Statement on Form N-1A filed via EDGAR on June 18, 1999 and incorporated herein by reference.

(b) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed via EDGAR on September 17, 1999 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed via EDGAR on August 4, 2000 and incorporated herein by reference.

(d) Filed as an exhibit to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed via EDGAR on February 18, 2000 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


     (3) The undersigned Registrant undertakes to file a final copy of tax opinion and consent of counsel, the form of which is filed herewith as Exhibit 12, upon delivery thereof to Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Pre-Effective Amendment to Registration Statement has been signed on behalf of Registrant in the City of Phoenix, State of Arizona, on the 25th day of September, 2000.

                                        TRUST FOR INVESTMENT MANAGERS


                                        By: /s/ Robert H. Wadsworth
                                            ------------------------------------
                                            Robert H. Wadsworth
                                            President

     As required by the Securities Act of 1933, this Pre-Effective Amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

/s/ Robert H. Wadsworth             Trustee                   September 25, 2000
----------------------------
Robert H. Wadsworth


/s/ Robert M. Slotky                Principal                 September 25, 2000
----------------------------        Financial Officer
Robert M. Slotky


/s/ George J. Rebhan                Trustee                   September 25, 2000
----------------------------
George J. Rebhan


/s/ Ashley T. Rabun                 Trustee                   September 25, 2000
----------------------------
Ashley T. Rabun


/s/ James Clayburn Laforce          Trustee                   September 25, 2000
----------------------------
James Clayburn Laforce

                                  EXHIBIT INDEX


                          TRUST FOR INVESTMENT MANAGERS

                        Pre-Effective Amendment No. 1 to

                        Form N-14 Registration Statement


(4)       Form of Agreement and Plan of Reorganization*

(12) Form of opinion and consent of counsel as to tax matters and consequences*

(14)      Consent of Arthur Andersen LLP, independent auditors*

(17.1)    Form of proxy card*

(17.2)    Prospectus

(17.3)    Semi-Annual Report of Stockjungle.com Trust for period ended March
          31, 2000

----------
* Filed as an Exhibit to the Form N-14 Registration Statement on August 10, 2000 and incorporated herein by reference.